Exhibit 99.1

World Omni Auto Receivables Trust 2022-A

Monthly Servicer Certificate

June 30, 2023

Dates Covered
Collections Period	06/01/23 - 06/30/23
Interest Accrual Period	06/15/23 - 07/16/23
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/23	503,177,045.64	25,445
Yield Supplement Overcollateralization Amount 05/31/23	14,559,236.62	0
Receivables Balance 05/31/23	517,736,282.26	25,445
Principal Payments	19,360,649.79	966
Defaulted Receivables	518,090.40	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/23	13,703,129.82	0
Pool Balance at 06/30/23	484,154,412.25	24,454

Pool Statistics	$ Amount	# of Accounts
Pool Factor	51.63%
Prepayment ABS Speed	1.33%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	8,046,040.61	334
Past Due 61-90 days	2,497,384.89	101
Past Due 91-120 days	293,127.07	12
Past Due 121+ days	0.00	0
Total	10,836,552.57	447

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.18%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Delinquency Trigger Occurred	NO

Recoveries	358,649.70
Aggregate Net Losses/(Gains) - June 2023	159,440.70
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.37%
Prior Net Losses/(Gains) Ratio	0.05%
Second Prior Net Losses/(Gains) Ratio	-0.11%
Third Prior Net Losses/(Gains) Ratio	0.30%
Four Month Average	0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Overcollateralization Target Amount	5,567,775.74
Actual Overcollateralization	5,567,775.74
Weighted Average Contract Rate	4.23%
Weighted Average Contract Rate, Yield Adjusted	5.88%
Weighted Average Remaining Term	47.10

Flow of Funds	$ Amount
Collections	21,561,911.71
Investment Earnings on Cash Accounts	12,952.56
Servicing Fee	(431,446.90)
Transfer to Collection Account	-
Available Funds	21,143,417.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	616,032.82
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,236,097.37
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,567,775.74
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,641,653.94

Total Distributions of Available Funds	21,143,417.37

Servicing Fee	431,446.90
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 06/15/23	497,390,509.62
Principal Paid	18,803,873.11
Note Balance @ 07/17/23	478,586,636.51

Class A-1
Note Balance @ 06/15/23	0.00
Principal Paid	0.00
Note Balance @ 07/17/23	0.00
Note Factor @ 07/17/23	0.0000000%

Class A-2
Note Balance @ 06/15/23	70,660,509.62
Principal Paid	18,803,873.11
Note Balance @ 07/17/23	51,856,636.51
Note Factor @ 07/17/23	16.9588058%

Class A-3
Note Balance @ 06/15/23	305,780,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	305,780,000.00
Note Factor @ 07/17/23	100.0000000%

Class A-4
Note Balance @ 06/15/23	79,150,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	79,150,000.00
Note Factor @ 07/17/23	100.0000000%

Class B
Note Balance @ 06/15/23	27,870,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	27,870,000.00
Note Factor @ 07/17/23	100.0000000%

Class C
Note Balance @ 06/15/23	13,930,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	13,930,000.00
Note Factor @ 07/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	697,890.32
Total Principal Paid	18,803,873.11
Total Paid	19,501,763.43

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	67,716.32
Principal Paid	18,803,873.11
Total Paid to A-2 Holders	18,871,589.43

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7532464
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.2953806
Total Distribution Amount	21.0486270

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2214544
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	61.4947777
Total A-2 Distribution Amount	61.7162321

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	703.90
Noteholders' Principal Distributable Amount	296.10

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/23	2,322,098.97
Investment Earnings	9,655.91
Investment Earnings Paid	(9,655.91)
Deposit/(Withdrawal)	-
Balance as of 07/17/23	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,988,108.45	$3,073,149.29	$3,151,063.57
Number of Extensions	147	112	116
Ratio of extensions to Beginning of Period Receivables Balance	0.77%	0.57%	0.56%